Share Capital - Summary of Share Capital (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share capital	£ 5,390	£ 4,489	£ 4,165
Number of shares in issue	107,808,472	89,784,720	83,306,259	78,370,265